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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Trust Company of the West
Address:     865 South Figueroa Street, Suite 1800
             Los Angeles, CA 90017

13F File Number:  28-06681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Linda D. Barker
Title:     Senior Vice President
Phone:     (213) 244-0694
Signature, Place, and Date of Signing:

        /s/ Linda D. Barker
        -----------------------------
        Los Angeles, CA
        Date: May 6, 2005

Report Type (Check only one.):

[ ]     13F HOLDINGS REPORT.

[X]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

List of Other Managers Reporting for this Manager:
        Form 13F File Number 28-00620
        Name:  The TCW Group, Inc.